Pilot plant - Operations costs (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	$ 1,489,602	$ 1,103,315	$ 5,770,808	$ 3,072,222
Internet
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	2,745	2,829	8,236	8,486
Personnel
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	872,247	752,771	2,571,454	2,298,447
Reagents
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	305,722	46,994	1,060,045	160,607
Repairs and maintenance
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	63,981	12,251	247,854	71,311
Supplies
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	80,423	27,300	726,859	51,425
Testwork
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	73,890	206,302	457,106	287,923
Office trailer rental
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	8,064	7,275	23,557	21,220
Utilities
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	75,394	73,147	$ 675,697	$ 172,803
Foreign exchange.
Disclosure of attribution of expenses by nature to their function [line items]
Total pilot plant operations costs	$ 7,136	$ (25,554)